Class A Shares [Member] Average Annual Total Returns - Class A Shares	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.73%	10.02%	9.72%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.89%	8.75%	8.55%